Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	MILES FUNDS, INC.
Central Index Key	0000934348
Amendment Flag	false
Document Creation Date	Jul. 29, 2016
Document Effective Date	Jul. 29, 2016
Prospectus Date	Jul. 29, 2016